Intellectual Property - Schedule of Future Amortization Expense of Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (excluding the three months ended March 31, 2021)	$ 724,566
2022	860,484	$ 966,088
2023	441,584	860,484
2024	27,000	441,584
Thereafter	15,750
Intellectual property, net of accumulated amortization	$ 2,069,385	$ 2,310,907	$ 3,141,938